Income Taxes - Disaggregation of income from continuing operations before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ (30,178)	$ (31,943)	$ (30,343)
Income (loss) from continuing operations, before income taxes	(54,455)	(35,745)	(48,448)
United Kingdom
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(17,847)	(11,430)	6,139
Non-US Or UK
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	$ (6,430)	$ 7,628	$ (24,244)